IMPAIRMENT LOSS ON MEADOWBANK MINE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Property, Plant and Mine Development
Impairment loss on Meadowbank mine (note 18)	$ 907,681
Property, plant and mine development book value	3,895,355	4,067,456
Meadowbank mine
Property, Plant and Mine Development
Impairment loss on Meadowbank mine (note 18)	907,681
Property, plant and mine development book value		$ 1,700,000
Percentage of average gold recovery		92.90%
Percentage of Interest rate used to calculated fair value by discounting the estimated future net cash flows		5.00%
Meadowbank mine | Minimum
Property, Plant and Mine Development
Long-term gold prices (in dollars per ounce)		1,250
Foreign exchange rate		0.92
Meadowbank mine | Maximum
Property, Plant and Mine Development
Long-term gold prices (in dollars per ounce)		1,553
Foreign exchange rate		0.97